6. Goodwill and Indefinite-Lived Intangible Assets (Details - Goodwill) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 3,465,157	$ 3,665,199
Acquired from acquisitions		4,129,428
Disposed with Hive Out Agreement		(4,129,248)
Foreign currency translation	(181,778)	(200,042)
Ending Balance	$ 3,283,379	$ 3,465,157